Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

2. Fair Value of Financial Instruments

The following tables set forth financial assets and liabilities that were accounted for at fair value on a recurring basis as of June 30, 2016 and December 31, 2015 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value as of June 30, 2016
(in millions)	Level 1	Level 2	Level 3	Total
Current assets:
Foreign currency exchange contracts	$—	$1.3	$—	$1.3
Commodity contracts	—	0.1	—	0.1

Total current assets at fair value	$—	$1.4	$—	$1.4
Non-current Assets:
Commodity contracts	—	0.1	—	0.1

Total non-current assets at fair value	—	0.1	—	0.1

Total assets at fair value	$—	$1.5	$—	$1.5

Current Liabilities:
Foreign currency exchange contracts	$—	$0.9	$—	$0.9
Commodity contracts	—	0.7	—	0.7

Total current liabilities at fair value	$—	$1.6	$—	$1.6

Total liabilities at fair value	$—	$1.6	$—	$1.6

	Fair Value as of December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.1	$—	$0.1
Commodity contracts	—	3.1	—	3.1

Total current liabilities at fair value	$—	$3.2	$—	$3.2

Non-current Liabilities:
Commodity contracts	$—	$0.4	$—	$0.4

Total non-current liabilities at fair value	$—	$0.4	$—	$0.4

Total liabilities at fair value	$—	$3.6	$—	$3.6

The fair value of the Company’s 9.50% Senior Notes due 2024 (the “Senior Notes”) and Term Loan B under its Senior Secured Credit Facilities was approximately $477.3 million and $960.7 million, respectively, as of June 30, 2016. Neither the Senior Notes nor the Term Loan B existed as of December 31, 2015. See Note 9, “Debt,” for a description of the debt instruments and their related carrying values.

ASC Subtopic 820-10, “Fair Value Measurement,” defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 classifies the inputs used to measure fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or

Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or

Inputs other than quoted prices that are observable for the asset or liability

Level 3	Unobservable inputs for the asset or liability

The Company endeavors to utilize the best available information in measuring fair value. The Company estimates the fair value of its Senior Notes and Term Loan B based on quoted market prices of the instruments. Because these markets are typically thinly traded, the assets and liabilities are classified as Level 2 within the valuation hierarchy. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and deferred purchase price notes on receivables sold (see Note 8, “Accounts Receivable Securitization”), approximate fair value, without being discounted as of June 30, 2016 and December 31, 2015 due to the short-term nature of these instruments.

As a result of its global operating and financing activities, the Company is exposed to market risks from changes in foreign currency exchange rates, and commodity prices, which may adversely affect its operating results and financial position. When deemed appropriate, the Company minimizes these risks through the use of derivative financial instruments. Derivative financial instruments are used to manage risk and are not used for trading or other speculative purposes, and the Company does not use leveraged derivative financial instruments. The foreign currency exchange and commodity contracts are valued through an independent valuation source which uses an industry standard data provider, with resulting valuations periodically validated through third-party or counterparty quotes. As such, these derivative instruments are classified within Level 2.

5. Fair Value of Financial Instruments

The following tables sets forth financial assets and liabilities which were attributable to MFS and were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014 by level within the fair value hierarchy. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

	Fair Value as of December 31, 2015
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.1	$—	$0.1
Commodity contracts	—	3.1	—	3.1

Total current liabilities at fair value	$—	$3.2	$—	$3.2

Non-current Liabilities:
Commodity contracts	$—	$0.4	$—	$0.4

Total non-current liabilities at fair value	$—	$0.4	$—	$0.4

Total liabilities at fair value	$—	$3.6	$—	$3.6

	Fair Value as of December 31, 2014
(in millions)	Level 1	Level 2	Level 3	Total
Current Assets:
Foreign currency exchange contracts	$—	$—	$—	$—

Total current assets at fair value	$—	$—	$—	$—

Total assets at fair value	$—	$—	$—	$—

Current Liabilities:
Foreign currency exchange contracts	$—	$0.7	$—	$0.7
Commodity contracts	—	0.7	—	0.7

Total current liabilities at fair value	$—	$1.4	$—	$1.4

Non-current Liabilities:
Interest rate swap contracts: Fixed-to-float	$—	$—	$—	$—

Total non-current liabilities at fair value	$—	$0.3	$—	$0.3

Total liabilities at fair value	$—	$1.7	$—	$1.7

ASC Subtopic 820-10, “Fair Value Measurement,” defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC Subtopic 820-10 classifies the inputs used to measure fair value into the following hierarchy:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities

Level 2	Unadjusted quoted prices in active markets for similar assets or liabilities, or

Unadjusted quoted prices for identical or similar assets or liabilities in markets that are not active, or

Inputs other than quoted prices that are observable for the asset or liability

Level 3	Unobservable inputs for the asset or liability

MFS endeavors to utilize the best available information in measuring fair value. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The carrying values of cash and cash equivalents, accounts receivable, accounts payable, and deferred purchase price notes on receivables sold (see Note 11, “Accounts Receivable Securitization”), approximate fair value, without being discounted as of December 31, 2015 and December 31, 2014 due to the short-term nature of these instruments.

As a result of its global operating and financing activities, MFS is exposed to market risks from changes in foreign currency exchange rates, and commodity prices, which may adversely affect its operating results and financial position. When deemed appropriate, MFS minimizes these risks through the use of derivative financial instruments. Derivative financial instruments are used to manage risk and are not used for trading or other speculative purposes, and MFS does not use leveraged derivative financial instruments. The foreign currency exchange and commodity contracts are valued through an independent valuation source which uses an industry standard data provider, with resulting valuations periodically validated through third-party or counterparty quotes. As such, these derivative instruments are classified within Level 2.